Private Placement Financing - Additional Information (Detail) (USD $)	1 Months Ended		2 Months Ended	3 Months Ended		12 Months Ended		1 Months Ended	0 Months Ended
	Dec. 02, 2014	Apr. 19, 2013	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Jan. 30, 2014	Dec. 01, 2014
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.75
Common Stock			$ 76,076	$ 76,076		$ 72,051	$ 60,145
Common Stock, Shares Issued			76,076,487	76,076,487		72,076,487	60,145,237
Common Stock, Par or Stated Value Per Share			$ 0.001	$ 0.001		$ 0.001	$ 0.001
Derivative, Fair Value, Net, Total			10,391,693	10,391,693		10,391,693
Proceeds from Issuance of Private Placement		2,000,000		2,850,000		2,850,000
Fair Value Of Derivative Liabilities In Excess Of Proceeds				7,541,693		7,541,693
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)				2,753,170	0	4,121,693	0
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value			4,593,000	4,593,000		6,270,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				0		231,250
Derivative Liability					0
Gain On Warrant Derivative Modification			1,300,170	(1,300,170)	0
Gain On Exercise Of Warrants			224,000	224,000	0
Gains (Losses) on Extinguishment of Debt	224,000
Private Placement
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Stock issued during period, shares, new issues								11,400,000
Share price								$ 0.25
Common Stock Issuance Upon Exercise Of Warrants								34,200,000
Proceeds from issuance of common stock						800,000		2,850,000
Common Stock			11,400	11,400		11,400
Common Stock, Shares Issued			11,400,000	11,400,000		11,400,000
Common Stock, Par or Stated Value Per Share			$ 0.001	$ 0.001		$ 0.001
Series A Warrants
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.30	$ 0.30		$ 0.30
Series B Warrants
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Proceeds from issuance of common stock	800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.35	$ 0.35		$ 0.35
Common Stock, Shares Issued	4,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				4,000,000
Class of Warrant or Right, Outstanding			4,000,000	4,000,000
Gain On Warrant Derivative Modification									$ 1,300,170
Series B Warrants | Minimum [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.20
Series B Warrants | Maximum [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.35
Series B Warrants | After Issuance
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Exercise Term Of Warrants				12 months		12 months
Series C Warrants
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.40	$ 0.40		$ 0.40
Percentage Of Exercisability Of Warrants				4.90%		4.90%
Series C Warrants | Minimum [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.20
Series C Warrants | Maximum [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.40
Series C Warrants | After Issuance
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Exercise Term Of Warrants				18 months		18 months